CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Expenses:
General and administrative	$ 492,974	$ 824,874	$ 1,773,996	$ 2,667,109	$ 3,415,340	$ 3,049,591
Research and development	291,618	641,445	576,824	1,232,939	1,753,500	1,312,507
Total Operating Expenses	784,592	1,466,319	2,350,820	3,900,048	5,168,840	4,362,098
Loss from Operations	$ (784,592)	(1,466,319)	$ (2,350,820)	(3,900,048)	(5,168,840)	(4,362,098)
Other Income (Expense):
Interest income					18	211
Other income					6,864	$ 70,525
Loss on disposition of intangible/fixed assets		$ (13,005)		(29,596)	(29,596)
Gain on settlement of accounts payable					11,126	$ 6,594
Loss on sale of trading securities			$ (11,946)	(302,116)	(302,116)	(818,365)
Unrealized gain on trading securities			7,986	236,143	228,156	(236,143)
Gain (loss) on revaluation of derivative liabilities	$ 1,130,351	$ 501,966	856,327	(205,001)	1,227,998	(216,701)
Interest and other expense, net	(240,851)	(39,467)	(398,775)	(40,075)	(104,132)	(51,351)
Total Other Income (Expense), net	889,500	449,494	453,592	(340,645)	1,038,318	(1,245,230)
Income (Loss) Before Provision for Income Taxes	$ 104,908	$ (1,016,825)	$ (1,897,228)	$ (4,240,693)	$ (4,130,522)	$ (5,607,328)
Provision for Income Taxes
Net Income (Loss)	$ 104,908	$ (1,016,825)	$ (1,897,228)	$ (4,240,693)	$ (4,130,522)	$ (5,607,328)
Preferred Stock Dividends	(142,840)	(135,053)	(430,357)	(415,006)	(561,539)	(1,676,754)
Net Loss Attributable to Common Stockholders	$ (37,932)	$ (1,151,878)	$ (2,327,585)	$ (4,655,699)	$ (4,692,061)	$ (7,284,082)
Net loss per common share - Basic and Diluted	$ (0.00)	$ (0.04)	$ (0.08)	$ (0.16)	$ (0.16)	$ (0.3)
Weighted Average Shares Used in per Share Calculation - Basic and Diluted	29,847,803	29,109,320	29,502,276	28,452,768	28,641,197	24,373,970